NON-CONTROLLING INTERESTS - Summary of Disposal Gain (Details) - CNY (¥)		12 Months Ended
	Jun. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
NON-CONTROLLING INTERESTS
Gain from the disposal of Muhua Shangce		¥ 1,308,627	¥ 33,542,154
Muhua shangce
NON-CONTROLLING INTERESTS
Add: Carrying value of redeemable non-controlling interests in Muhua Shangce	¥ 25,757,003
Add: Carrying value of non-redeemable non-controlling interests of Muhua Shangce	(4,423,059)
Subtotal	21,333,944
Less: Carrying value of net liabilities before disposal	(12,208,210)
Gain from the disposal of Muhua Shangce	¥ 33,542,154